Sales (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	$ 263,296	$ 268,111
Provisional pricing adjustment	5,940	176
Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	180,151	180,491
Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	40,254	42,144
Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	48,831	45,300
PERU
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	87,449	88,115
Provisional pricing adjustment	1,636	671
PERU | Silver Lead Concentrates [member]
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	40,254	42,144
PERU | Zinc Concentrates [member]
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	48,831	45,300
MEXICO
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	12,421	179,996
Provisional pricing adjustment	1,249	(495)
MEXICO | Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	13,670	$ 180,491
Switzerland
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	163,426
Provisional pricing adjustment	3,055
Switzerland | Silver Gold Concentrates [member]
Disclosure of geographical areas [line items]
Sales/Revenue to/from external customers	$ 166,481